UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Portfolio 21
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 86.5%
	Automobiles & Components: 1.7%
60,000	Denso Corp. (Japan)	$1,759,627
130,000	Johnson Controls, Inc. (United States)	3,322,800
		5,082,427
	Banks: 2.9%
285,000	HSBC Holdings PLC (United Kingdom)	3,263,408
30,000	Royal Bank of Canada (Canada)	1,612,572
437,484	UniCredit SpA (Italy) (a)	1,717,076
96,000	Westpac Banking Corp. (Australia)	2,215,474
		8,808,530
	Capital Goods: 10.1%
150,000	ABB Ltd. (Switzerland)	3,016,255
60,000	Abengoa SA (Spain)	1,742,989
15,000	Acciona SA (Spain)	2,048,754
68,000	Apogee Enterprises, Inc. (United States)	1,021,360
240,000	Atlas Copco AB - Class A (Sweden)	3,094,057
51,000	Eaton Corp. (United States)	2,886,090
250,000	Hyflux Ltd. (Singapore)	538,275
45,000	Kurita Water Industries Ltd. (Japan)	1,610,927
150,000	Mitsubishi Electric Corp. (Japan)	1,133,419
18,000	Schneider Electric SA (France)	1,831,424
34,000	Siemens AG - Registered Shares (Germany)	3,130,748
87,000	Skanska AB - Class B (Sweden)	1,278,004
213,300	SKF AB - Class B (Sweden)	3,354,853
80,000	Tennant Co. (United States)	2,324,800
138,000	Volvo AB - Class B (Sweden)	1,279,782
		30,291,737
	Commercial Services & Supplies: 0.4%
30,000	Fuel-Tech, Inc. (United States) (a)	336,000
43,800	Herman Miller, Inc. (United States)	740,658
30,000	Interface, Inc. - Class A (United States)	249,000
		1,325,658
	Consumer Durables & Apparel: 4.2%
102,000	Electrolux AB - Class B (Sweden) (a)	2,334,854
100,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	2,436,000
58,000	Nike, Inc. (United States)	3,752,600
225,000	Sharp Corp. (Japan)	2,496,406
35,200	Shimano, Inc. (Japan)	1,513,928
		12,533,788

	Energy: 1.0%
41,900	Vestas Wind Systems A/S (Denmark) (a)	3,054,215

	Food & Staples Retailing: 2.8%
60,000	Carrefour SA (France)	2,731,524
200,000	Tesco PLC (United Kingdom)	1,280,338
114,000	United Natural Foods, Inc. (United States) (a)	2,726,880
57,000	Whole Foods Market, Inc. (United States) (a)	1,737,930
		8,476,672
	Food, Beverage & Tobacco: 0.3%
100,000	Cosan Ltd. - Class A (Brazil) (a)	790,000

	Health Care Equipment & Services: 3.2%
105,000	Baxter International, Inc. (United States)	5,986,050
80,000	Olympus Corp. (Japan)	2,111,550
150,000	Smith & Nephew PLC (United Kingdom)	1,347,087
		9,444,687
	Hotels, Restaurants & Leisure: 1.0%
56,000	Accor SA (France)	3,125,646

	Household & Personal Products: 1.4%
100,000	Kao Corp. (Japan)	2,469,227
100,000	Natura Cosmeticos SA (Brazil)	1,803,454
		4,272,681
	Insurance: 1.4%
135,000	Aviva PLC (United Kingdom)	970,510
9,000	Muenchener Rueckversicherungs AG (Germany)	1,434,450
42,000	Swiss Reinsurance (Switzerland)	1,904,382
		4,309,342
	Materials: 9.6%
20,900	Air Liquide (France)	2,381,497
15,500	Ecolab, Inc. (United States)	716,565
65,000	Johnson Matthey PLC (United Kingdom)	1,448,535
47,000	Novozymes A/S - Class B (Denmark)	4,442,426
70,000	Nucor Corp. (United States)	3,290,700
50,000	Praxair, Inc. (United States)	4,084,500
60,000	Schnitzer Steel Industries, Inc. (United States)	3,195,000
46,000	Sonoco Products Co. (United States)	1,266,840
342,000	Svenska Cellulosa AB - Class B (Sweden)	4,645,943
600,000	Teijin Ltd. (Japan)	1,864,437
50,000	Umicore (Belgium)	1,502,459
		28,838,902
	Media: 1.1%
100,000	British Sky Broadcasting Group PLC (United Kingdom)	916,046
300,000	Reed Elsevier PLC (United Kingdom)	2,254,674
		3,170,720
	Pharmaceuticals & Biotechnology: 11.0%
45,000	AstraZeneca PLC (United Kingdom)	2,018,115
42,600	Genzyme Corp. (United States) (a)	2,416,698
110,000	H. Lundbeck A/S (Denmark)	2,291,487
60,000	Johnson & Johnson (United States)	3,653,400
160,000	Novartis AG (Switzerland)	8,036,925
27,600	Novo-Nordisk A/S - ADR (Denmark)	1,737,420
115,000	Novo-Nordisk A/S - Class B (Denmark)	7,232,811
30,000	Roche Holding AG (Switzerland)	4,850,661
15,000	Waters Corp. (United States) (a)	837,900
		33,075,417
	Real Estate: 1.8%
75,000	British Land Co. PLC (United Kingdom)	571,006
65,000	Potlatch Corp. (United States)	1,849,250
115,000	ProLogis (United States)	1,370,800
7,000	Unibail-Rodamco SA (France)	1,457,783
		5,248,839
	Retailing: 4.2%
45,000	Hennes & Mauritz AB - Class B (Sweden)	2,529,378
700,000	Kingfisher PLC (United Kingdom)	2,387,355
200,000	Marks & Spencer Group PLC (United Kingdom)	1,159,699
275,000	Staples, Inc. (United States)	6,385,500
		12,461,932
	Semiconductors & Semiconductor Equipment: 1.6%
115,000	Applied Materials, Inc. (United States)	1,541,000
160,000	Intel Corp. (United States)	3,131,200
		4,672,200
	Software & Services: 5.3%
75,000	Adobe Systems, Inc. (United States) (a)	2,478,000
111,000	Autodesk, Inc. (United States) (a)	2,641,800
19,000	Google, Inc. (United States) (a)	9,421,150
30,000	VMware, Inc. (United States) (a)	1,205,100
		15,746,050
	Technology Hardware & Equipment: 9.4%
118,800	Agilent Technologies, Inc. (United States) (a)	3,306,204
99,950	Canon, Inc. (Japan)	4,004,640
115,000	Cisco Systems, Inc. (United States) (a)	2,707,100
25,000	Echelon Corp. (United States) (a)	321,750
62,300	Hewlett-Packard Co. (United States)	2,941,183
46,000	International Business Machines Corp. (United States)	5,502,060
15,000	Itron, Inc. (United States) (a)	962,100
87,000	NetApp, Inc. (United States) (a)	2,321,160
248,000	Nokia OYJ - ADR (Finland)	3,625,760
30,000	Sunpower Corp. - Class A (United States) (a)	896,700
70,000	Tandberg ASA (Norway)	1,681,154
		28,269,811
	Telecommunication Services: 1.8%
200,000	Telefonica SA (Spain)	5,533,428

	Transportation: 3.5%
45,000	Canadian Pacific Railway Ltd. (Canada)	2,105,730
98,000	Deutsche Post AG (Germany)	1,825,754
37,000	East Japan Railway Co. (Japan)	2,667,665
180,000	Mitsui OSK Lines Ltd. (Japan)	1,061,468
375,000	MTR Corp. (Hong Kong)	1,299,514
56,375	TNT NV (Netherlands)	1,514,839
		10,474,970
	Utilities: 6.8%
35,000	EDF Energies Nouvelles SA (France)	1,936,211
145,000	EDP Renovaveis SA (Spain) (a)	1,597,027
500,000	Iberdrola Renovables SA (Spain)	2,466,631
200,000	National Grid PLC (United Kingdom)	1,935,562
40,000	Oest Elektrizitats (Austria)	2,028,524
24,000	Ormat Technologies, Inc. (United States)	979,680
80,000	Portland General Electric Co. (United States)	1,577,600
50,000	Red Electrica Corporacion SA (Spain)	2,563,800
150,000	Scottish & Southern Energy PLC (United Kingdom)	2,819,482
160,000	Severn Trent PLC (United Kingdom)	2,486,810
		20,391,327
	TOTAL COMMON STOCKS
	(Cost $237,657,037)	259,398,979

	PREFERRED STOCK: 1.7%
	Household & Personal Products: 1.7%
120,000	Henkel KGaA (Germany)	5,159,639
	TOTAL PREFERRED STOCK
	(Cost $3,789,377)	5,159,639

Principal
Amount
	SHORT-TERM INVESTMENTS: 11.3%
	Certificates of Deposit: 0.9%
	New Resource Bank
$108,563	2.250%, 12/22/2009	108,563
315,864	2.180%, 02/18/2010	315,864
500,000	0.850%, 07/22/2010	500,000
	Permaculture Credit Union
24,907	2.000%, 09/27/2010	24,907
	Self-Help Credit Union
100,000	2.050%, 08/20/2010	100,000
	ShoreBank
200,000	2.950%, 10/16/2009	200,000
95,000	2.900%, 11/05/2009	95,000
95,000	3.000%, 01/20/2010	95,000
209,000	1.470%, 02/18/2010	209,000
100,000	1.470%, 02/25/2010	100,000
300,000	1.460%, 03/25/2010	300,000
200,000	1.280%, 04/22/2010	200,000
286,650	1.070%, 08/12/2010	286,650
	Wainwright Bank
100,000	2.230%, 01/17/2010	100,000
		2,634,984

Shares	MONEY MARKET FUND: 10.4%
31,106,517	Fidelity Money Market Portfolio - Select Class, 0.370% (b)	31,106,517

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,741,501)	33,741,501

	TOTAL INVESTMENTS IN SECURITIES: 99.5%	298,300,119
	(Cost $275,187,915)
	Other Assets in Excess of Liabilities: 0.5%	1,381,420
	TOTAL NET ASSETS: 100.0%	$299,681,539

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	7-Day Yield

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:

Cost of investments	$275,242,477
Gross unrealized appreciation	53,557,919
Gross unrealized depreciation	(30,500,277)
Net unrealized appreciation	$23,057,642

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Country	Percent of Net Assets

Australia	0.74%
Austria	0.68%
Belgium	0.50%
Brazil	0.87%
Canada	1.24%
Denmark	6.26%
Finland	1.21%
France	4.49%
Germany	3.85%
Hong Kong	0.43%
Italy	0.57%
Japan	7.57%
Netherlands	1.32%
Norway	0.56%
Singapore	0.18%
Spain	5.32%
Sweden	6.18%
Switzerland	5.94%
United Kingdom	8.30%
United States	43.29%
Other Assets in Excess of liabilities	0.50%
100.00%

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

Portfolio 21 (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,460,900	$20,477,613	$-	$33,938,513
Consumer Staples	4,464,810	9,074,543	-	13,539,353
Financials	3,220,050	15,146,661	-	18,366,711
Health Care	12,894,048	29,626,055	-	42,520,103
Industrials	8,454,608	34,383,429	-	42,838,037
Information Technology	38,479,807	9,311,554	-	47,791,361
Materials	12,553,605	16,285,297	-	28,838,902
Telecommunication Services	-	5,533,428	-	5,533,428
Utilities	2,557,280	23,475,291	-	26,032,571
Total Common Stocks	96,085,108	163,313,871	-	259,398,979
Preferred Stock
Consumer Staples	-	5,159,639	-	5,159,639
Total Preferred Stock	-	5,159,639	-	5,159,639
Short-Term Investments	31,106,517	2,634,984	-	33,741,501
Total Investments in Securities	$127,191,625	$171,108,494	$-	$298,300,119

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   November 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date   November 18, 2009

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   November 20, 2009

* Print the name and title of each signing officer under his or her signature.